Contingencies and restrictions (Details 1) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Grantor obligations		$ 8,866	$ 10,114
Ferosor Agricola S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Ferosor Agrícola S.A.
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 4,735	5,626
Tattersall Agroinsumos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Tattersall Agroinsumos S.A.
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 2,000	2,000
Covepa SPA [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Covepa SPA
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 592	703
Johannes Epple Davanzo [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Johannes Epple Davanzo
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 264	314
Hortofruticola La Serena [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Hortofrutícola La Serena
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 272	303
Com Serv Johannes Epple Davanz [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Com. Serv Johannes Epple Davanz
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 343	408
Juan Luis Gaete Chesta [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Juan Luis Gaete Chesta
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 160	190
Arena Fertilizantes y Semillas [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Arena Fertilizantes y Semillas
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 178	211
Vicente Oyarce Castro [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Vicente Oyarce Castro
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 205	229
Bernardo Guzman Schmidt [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Bernardo Guzmán Schmidt
Relationship with grantor		Unrelated Third party
Grantor obligations		$ 117	$ 130